Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition 1	Disposition 2
2662781	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
2663725	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2004	12/XX/2004	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
2663219	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	7/XX/1997	4/XX/1997	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status						-
3495723	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing						-
3515600	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	2/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - HELOC Fees Used For Testing						-
3516432	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
																																				Federal Compliance - Federal FACTA Disclosure Timing Test						-
3515471	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.	Federal Compliance - Disbursement date not on HUD Federal Compliance - Disbursement date not on HUD						-
3516300	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
3516223	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - RTC was not signed nor dated.
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
3515493	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
																																			[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3516491	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Right to cancel not provided.
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
3516179	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	7/XX/2008	6/XX/2008	UTD	UTD UTD	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Unable to determine compliance with rescission timing requirements due to missing the RTC form and evidence of occupancy
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
																																				Federal Compliance - Disbursement Date Missing						-
3516318	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
																																				Federal Compliance - Federal FACTA Disclosure Timing Test						-
3515375	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely						-
3515610	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	9/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was not executed on the proper Model Form for a refinance transaction by a creditor that is not considered the original creditor. The G-7 or H-9 form was used instead of the G-5 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
																																			[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
3516279	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2004	6/XX/2004	UTD	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
3515736	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	3/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3516488	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NM	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RTC in file is for 2007 and the Note and Security Instrument are from 2005
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
State Compliance - New Mexico Tangible Net Benefit Test
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable (UAL State)
3515865	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	8/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Other Debt): Texas Constitution Section 50(a)(6): TX 50(a)(6) prohibits other debt secured by the homestead unless the purpose of additional debt is one described under TX 50(a)(1)-(5) or (8).	State Compliance - Unable to determine lien purpose.						-
3864782	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction: Truth in Lending Act: Notice of Right to Cancel was executed on the G-6 or G-9 form. Elevate to Compliance for review.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Incorrect Right To Cancel Form Used - G-6 or G-9 used on a Refinance HELOC Transaction
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3863970	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - HELOC Fees Used For Testing
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
																																				Federal Compliance - Federal FACTA Disclosure Timing Test						-
3861676	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	2/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.	Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance						-
3864710	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	ID	7/XX/2007	6/XX/2007	Primary	Refinance UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[B] State Compliance - Idaho Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - 10 day grace period is less than 15 day grace period per state (ID)
State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - Federal FACTA Disclosure Timing Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
3864086	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2007	6/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Disbursement Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3861626	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	ME	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	[C] Mortgage / Program Eligibility - Missing Documents: Missing other financing information.: Lien Position: 1	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - Missing Initial Loan Application Test						-
3863924	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date						-
3863007	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Disbursement Date Missing Federal Compliance - Confirmed Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3864778	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2006	3/XX/2006	UTD	Refinance UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Exception comment is required per system. Did not locate the RTC in file.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
3864738	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
3587063	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3864242	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	7/XX/2008	6/XX/2008	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - Disbursement Date Missing Federal Compliance - HELOC Fees Used For Testing						-
3862076	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3864101	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.	Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - HELOC Fees Used For Testing						-
3587395	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
3864780	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	10/XX/2007	9/XX/2007	UTD	UTD UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Property Type Not Provided
Federal Compliance - Payoff Statement Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Unable to verify due to missing information
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
State Compliance - Late charge not allowed per state (NJ) - max late charge for NJ is 5% - note states 10%
Grace period not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10 days
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				UTD	Out	Indeterminable (UAL State)
3863526	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3863170	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	5/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
3862602	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3862668	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - Federal FACTA Disclosure Timing Test						-
3864753	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - RTC not included in file.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - New York Late Charge Percent Testing
State Compliance - New York Late Charge Grace Period Testing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Application / Processing - Missing Document: Missing Lender's Initial 1003
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
3862023	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	5/XX/2006	5/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
																																			[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.	Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3861653	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3862034	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	6/XX/2006	5/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test						-
3864019	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NM	4/XX/2008	3/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.	Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Tax Advisor Statement Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3862811	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	5/XX/2007	4/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.	Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - Missing Initial Loan Application Test						-
3862603	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate.
[B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor.
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - TILA HELOC - Tax Advisor Statement Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate Federal Compliance - Federal FACTA Disclosure Timing Test						-
3862415	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
3861942	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement						-
3861659	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2005	7/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
3863764	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2007	8/XX/2007	Investment	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	RA								-
3863991	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
3859667	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IN	11/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
3859669	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IN	3/XX/2005	2/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s).
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Signed Federal Compliance - FACTA Disclosure Missing						-
3859676	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3859677	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	7/XX/2006	7/XX/2006	Second Home	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing
																																				Closing / Title - Missing Document: Note - Subject Lien not provided				No	In	TNR Testing Not Required
3859679	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IN	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
3859692	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	12/XX/2007	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																			[B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.	State Compliance - South Carolina Late Charge Amount Testing State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - TILA HELOC - Impermissible Provision on HELOC Agreement Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
3995373	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2005	2/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
3994548	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	1/XX/1995	12/XX/1994	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing						-
3994553	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	11/XX/2003	10/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3994554	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	12/XX/2003	12/XX/2003	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
3994555	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
3994556	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	4/XX/2004	2/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status						-
3994557	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2004	4/XX/2004	Second Home	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
3994558	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2004	5/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - The final TIL payment stream is set up for a 360 day straight term although the til notes this is a variable rate loan. The actual payment stream is calculating the variable rate. Unable to determine fees under disclosure due to missing Itemization of Finance Charges.						-
3994559	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	7/XX/2004	6/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
																																			[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Under disclosure caused by payment stream not matching. Index used at closing is below the minimum index available in the look back period. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Disbursement Date Missing						-
3994575	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/1998	4/XX/1998	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
3994615	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - ARM Disclosure Timing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
3994618	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - (Missing Data) Last Rate Set Date Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
3994767	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2011	10/XX/2011	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
																																			[B] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - (Missing Data) Last Rate Set Date						-
3994815	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3994820	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	9/XX/2005	8/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
3994823	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	10/XX/2005	9/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
3994835	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	3/XX/2007	1/XX/2007	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
3994838	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
3994840	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	RA								-
3994841	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - ARM Disclosure is not signed or dated. Federal Compliance - Disbursement Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3994848	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	1/XX/2008	1/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Federal Compliance - ARM Disclosure Status						-
3995023	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	12/XX/1990	7/XX/1990	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/1990, prior to three (3) business days from transaction date of 12/XX/1990.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status						-
3995024	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
																																			[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Estimated Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test						-
3995025	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2004	9/XX/2004	Second Home	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
3995026	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	1/XX/2005	1/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
3995027	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	1/XX/2005	12/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
3995028	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	4/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
3995030	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	LA	4/XX/2005	4/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
3995032	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	6/XX/2005	4/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
3995033	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IN	7/XX/2005	6/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
3995036	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WI	3/XX/2006	2/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3995037	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	5/XX/2006	4/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
3995046	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	5/XX/2004	4/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
3995203	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	10/XX/2004	9/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Payoff Statement Missing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
3995206	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status						-
3995209	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2004	11/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status						-
3995210	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	12/XX/2004	11/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status						-
3995212	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2004	11/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
3995291	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	9/XX/1995	4/XX/1995	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4099150	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	4/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
4106435	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	4/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Home Improvement	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4099151	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AL	3/XX/2005	2/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4099152	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2008	4/XX/2008	UTD	Refinance UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
[B] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Virginia Tangible Net Benefit Test
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
4099154	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	12/XX/2004	11/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4099155	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	2/XX/2002	1/XX/2002	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2001.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information)
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
																																				Federal Compliance - Missing Initial Loan Application Test						-
4106434	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2001	6/XX/2001	Second Home	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Missing Initial Loan Application Test						-
4099160	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	4/XX/2001	3/XX/2001	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4106433	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2005	2/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4099161	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2005	5/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
4106432	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	2/XX/2005	1/XX/2005	Second Home	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4099163	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	12/XX/2004	11/XX/2004	Primary	Refinance Rate/Term	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - ARM Disclosure Timing
																																				Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	Out	TR Indeterminable
4099164	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2004	11/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
4106430	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	12/XX/2004	11/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4099165	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing)
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application)
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty)
Federal Compliance - Missing Initial Loan Application Test
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4106429	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.	Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Federal Compliance - Missing Initial Loan Application Test						-
4106192	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)						-
4106191	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Federal Compliance - Missing Initial Loan Application Test						-
4099167	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2004	7/XX/2004	Primary	Refinance UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable (UAL State)
4098852	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2004	7/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4106190	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	Out	TR Indeterminable
4098853	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	5/XX/2005	4/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4098855	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4098856	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	4/XX/2005	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				No	In	TNR Testing Not Required
4106189	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	12/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - ARM Disclosure Timing						-
4106188	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106186	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4098858	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Federal Compliance - Page 4 declarations reflect intent to occupy as primary						-
4098862	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4106182	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Construction-Permanent	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4098866	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	9/XX/2006	9/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4098867	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NM	9/XX/2006	8/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106180	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2006	8/XX/2006	Investment	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4106179	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NM	9/XX/2006	5/XX/2006	Second Home	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4098868	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	11/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4098871	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4098872	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
4098873	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4098875	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
4098876	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4106175	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	11/XX/2006	10/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Federal FACTA Disclosure Timing Test						-
4098881	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4098882	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	6/XX/2005	5/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Disbursement Date Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status						-
4098884	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4098890	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - ARM Disclosure Compliant Federal Compliance - Missing Initial Loan Application Test						-
4098893	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2005	2/XX/2005	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	Federal Compliance - ARM Disclosure Timing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - CHARM Booklet Disclosure Status
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				No	In	TNR Testing Not Required
4098896	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4098897	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2004	11/XX/2004	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
4106166	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	7/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4098899	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	6/XX/2005	6/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4098900	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	4/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4098901	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
4098902	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	4/XX/2005	3/XX/2005	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Closing / Title - TIL is not dated by Borrower						-
4098903	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	4/XX/2005	3/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
																																			[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
4098905	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	DE	2/XX/2007	1/XX/2007	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106165	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	2/XX/2007	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
4099168	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2007	2/XX/2007	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
4106164	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	2/XX/2007	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
4099169	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	3/XX/2007	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4099170	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	9/XX/2006	8/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4099171	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	DE	2/XX/2007	1/XX/2007	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4099172	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	DE	2/XX/2007	1/XX/2007	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Evidence borrower intends to occupy as primary residence.						-
4099174	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
																																				Federal Compliance - Missing Initial Loan Application Test						-
4099177	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
4099178	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
4099180	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	2/XX/2007	1/XX/2007	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
4099181	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4099185	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	3/XX/2007	2/XX/2007	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106159	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4099190	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	10/XX/2006	9/XX/2006	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				No	In	TNR Testing Not Required
4106157	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test						-
4099191	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
																																			[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test						-
4099192	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4099194	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4099195	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106155	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test						-
4106154	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test						-
4099201	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Timing						-
4098912	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2009	2/XX/2009	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - ARM Disclosure Status
Federal Compliance - Payoff Statement Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
																																				Federal Compliance - CHARM Booklet Disclosure Status						-
4098925	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2006	2/XX/2006	Primary	Refinance Limited Cash-out GSE	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable (UAL State)
4099025	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	9/XX/2002	8/XX/2002	UTD	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.
																																			[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4099026	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OK	9/XX/2002	8/XX/2002	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4099352	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	1/XX/2006	12/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4099363	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2005	6/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4099059	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4099067	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4099079	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	8/XX/2003	7/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4099084	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2002.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4099089	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2002	8/XX/2002	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2002.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4099406	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	12/XX/2001	11/XX/2001	UTD	UTD UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				UTD	Out	Indeterminable
4099408	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	2/XX/2001	1/XX/2001	Investment	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2000. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - Property Type Not Provided
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4099105	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	6/XX/1999	5/XX/1999	Primary	Refinance UTD		D	D	D	D	D																	D	D	D	D	RD		Loan File - Images provided only contains the security instrument and title policy, no other compliance documents provided to run compliance test.				UTD	Out	Indeterminable
4099498	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	2/XX/2007	1/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Estimated
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Status
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - FACTA Disclosure Missing						-
4099816	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Federal Compliance - Final TIL Estimated Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4099821	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	5/XX/2003	4/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003.
[B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Final TIL Estimated
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				Federal Compliance - Missing Initial Loan Application Test						-
4099824	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	10/XX/2002	9/XX/2002	Primary	Refinance UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
4099833	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	3/XX/1993	2/XX/1993	Primary	UTD UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1993 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/1993 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/1992. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4099849	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	6/XX/1994	5/XX/1994	Primary	UTD UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1994 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/1994 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/1993. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4099526	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2003	4/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General - The document is not signed.
																																				General - The expiration date is missing.						-
4099539	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4099997	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	8/XX/2003	7/XX/2003	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Disbursement Date Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Property Type Not Provided Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4100012	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status						-
4099705	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	12/XX/2007	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
4100173	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	6/XX/2007	5/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided)
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
																																				Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
4100537	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	9/XX/2004	7/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4100341	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
																																				Federal Compliance - Missing Initial Loan Application Test						-
4100390	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	6/XX/2006	3/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing						-
4100745	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
																																			[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice) Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4100757	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	8/XX/2003	7/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4100902	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2005	12/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4101035	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	2/XX/2006	9/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
4101060	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2003	4/XX/2003	UTD	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.						-
4101062	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2006	8/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test						-
4101467	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4101578	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	9/XX/2003	9/XX/2003	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - TILA - Final TIL Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4102001	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	1/XX/2007	10/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	Note is not executed	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - ARM Disclosure Status
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - FACTA Disclosure Missing
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4101706	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	1/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
4102131	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Purchase	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4101871	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Right of Rescission Timing - Receipt Date Missing						-
4101873	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	8/XX/2005	8/XX/2005	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4102367	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	9/XX/2007	7/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																			[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
4102432	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2007	3/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
4102816	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B							Neither the preliminary nor final title policy were received										B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
4102819	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	RD	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
																																				Loan File - Images provided only contains the security instrument, GFE, TiL, HUD-1, appraisal, and title commitment, no other compliance documents were provided. The Note was not provided to run compliance test.				UTD	Out	Indeterminable
4102482	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
																																				Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
4102501	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4102505	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
																																			[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - FACTA Disclosure Missing						-
4102873	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2006	11/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - ARM Disclosure Status
State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
																																				Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
4102532	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	10/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties Federal Compliance - ARM Disclosure Timing Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
4102878	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4102916	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - FACTA Disclosure Missing						-
4102593	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - ARM Disclosure Compliant
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - FACTA Disclosure Missing
																																				Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
4103050	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2008	5/XX/2008	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed.
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
																																				Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
4103056	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2009	9/XX/2009	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - ARM Disclosure Compliant Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties						-
4103095	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	9/XX/2010	2/XX/2010	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
																																			[B] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided) Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure						-
4103422	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	4/XX/2009	3/XX/2009	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4103430	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	12/XX/2008	11/XX/2008	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
4103441	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2008	6/XX/2008	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4103442	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
4103448	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2008.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103449	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2008	5/XX/2008	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2008.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103451	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2008	5/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103128	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2008	2/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements Federal Compliance - ARM Disclosure Timing						-
4103143	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
																																			[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Under disclosure appears to be result of payment stream listed on the final TIL being illogical based on the terms of the note. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4103146	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2008	2/XX/2008	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103468	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2008	1/XX/2008	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103474	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	2/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - CHARM Booklet Disclosure Status						-
4103482	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2008	1/XX/2008	Primary	Refinance Rate/Term	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4103490	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2008	1/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103495	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2008	1/XX/2008	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
4103508	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	1/XX/2008	12/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4103152	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103171	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2007	12/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
4103177	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	12/XX/2007	12/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103180	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2008	12/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103183	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	1/XX/2008	11/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103186	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																																			[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4103196	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	12/XX/2007	11/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ARM Disclosure Timing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - FACTA Disclosure Missing						-
4103517	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	12/XX/2007	11/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103551	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4103212	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4103570	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
4103574	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2007	9/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103582	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	1/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4103249	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	11/XX/2007	11/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103276	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103277	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	8/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4103608	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103619	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4103626	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WI	8/XX/2007	8/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4103638	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
4103301	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103308	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	7/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4103323	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4103645	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103679	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - FACTA Disclosure Missing						-
4103331	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4103730	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test						-
4103388	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
																																			[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4103407	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4103412	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4103418	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4103731	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
																																			[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) Federal Compliance - Missing Initial Loan Application Test						-
4103734	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4103749	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4103787	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
4103799	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	7/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
4103817	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	5/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4104151	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104163	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status						-
4104178	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4104183	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4104186	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
4104188	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	3/XX/2007	2/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
																																			[B] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test						-
4104189	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SD	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103826	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4106152	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106151	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4103840	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
4103841	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106150	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	11/XX/2006	10/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103845	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106149	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103846	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2006	10/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106147	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4106146	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106145	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
4106144	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	10/XX/2006	9/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103848	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Investment	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4103850	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4103851	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106141	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103858	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2007	11/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4104190	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing
Federal Compliance - Missing Initial Loan Application Test
Application / Processing - Missing Document: Missing Lender's Initial 1003
																																				Federal Compliance - Missing Final HUD-1: GFE Used For Fee Testing				Yes	Out	TR Indeterminable
4104206	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
4104213	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4104223	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4103877	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Under disclosure appears to be result of payment stream listed on the final TIL not based on the terms of the note. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104262	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	6/XX/2007	4/XX/2007	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4104272	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
																																				Application / Processing - Missing Document: Missing Lender's Initial 1003						-
4104273	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4103916	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	11/XX/2006	10/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Compliant Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103919	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 04/XX/2007.
																																			[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4106428	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4103921	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2007	1/XX/2007	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
4103922	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	12/XX/2006	11/XX/2006	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103923	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	UT	12/XX/2006	11/XX/2006	Investment	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				No	In	TNR Testing Not Required
4106427	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4106426	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4103925	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2006	6/XX/2006	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4103926	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
4106425	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WI	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4103937	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	12/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2006.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4103954	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NM	7/XX/2006	6/XX/2006	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home) [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Verified Federal Compliance - Missing Initial Loan Application Test						-
4106424	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103955	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4103956	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4103958	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Investment	Refinance Cash-out - Home Improvement	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				No	In	TNR Testing Not Required
4103959	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4103960	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	9/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - ARM Disclosure Timing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
4106423	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2006	7/XX/2006	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106421	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4103961	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2006	5/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4103962	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4103963	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	10/XX/2006	10/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103964	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2006	10/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104274	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104275	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4104277	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104279	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	10/XX/2006	9/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4104280	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104281	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104282	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104283	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4106416	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Second Home	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106414	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	10/XX/2006	10/XX/2006	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104308	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2008	12/XX/2007	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
																																				Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				No	In	TNR Testing Not Required
4103970	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2006	8/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Comment required - verified Federal Compliance - Missing Initial Loan Application Test						-
4103972	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	ID	8/XX/2006	8/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103973	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106413	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103975	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106412	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103976	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	9/XX/2006	8/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103983	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	8/XX/2006	Second Home	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4106410	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2006	7/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103985	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4103986	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2006	7/XX/2006	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106409	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103988	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106408	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4103990	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
																																			[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4103992	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
																																			[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test						-
4106407	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4103993	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NE	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided): Nebraska Mortgage Bankers Registration and Licensing Act: Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower.	State Compliance - Nebraska Mortgage Bankers Registration and Licensing Act (Broker Notice Not Provided) Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4103994	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2006	8/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4103995	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Lender used an index outside of the look back period Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4103997	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MN	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104000	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	[C] Closing / Title - (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I: Note P&I of ___ does not match Calculated P&I of ___	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Compliant Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
4104321	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104327	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4104329	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2006	6/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104335	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	10/XX/2006	9/XX/2006	Primary	Construction		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Federal Compliance - ARM Disclosure Status						-
4104339	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	6/XX/2006	5/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104341	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104342	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	6/XX/2006	5/XX/2006	Investment	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4104343	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	6/XX/2006	Investment	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	RA								-
4104344	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Investment	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4104348	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	7/XX/2006	6/XX/2006	Investment	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				No	In	TNR Testing Not Required
4104349	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104350	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4106404	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104351	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	KY	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106402	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4106401	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	6/XX/2006	5/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104352	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4104353	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2006	2/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing						-
4106399	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Investment	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
																																			[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4106397	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
4106396	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104354	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4106395	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements Federal Compliance - ARM Disclosure Prior to Closing Timing						-
4106392	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104355	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WI	6/XX/2006	5/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104021	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	5/XX/2006	4/XX/2006	Investment	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Disbursement Date Missing Federal Compliance - Verified per 1003. Federal Compliance - Missing Initial Loan Application Test						-
4104394	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	DE	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ARM Disclosure Timing Federal Compliance - FACTA Disclosure Missing						-
4104401	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104404	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status						-
4104406	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104413	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4104059	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104064	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
4104070	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4104074	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4104076	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Miscellaneous Compliance - unable to locate the GFE in file. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test						-
4104083	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	4/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4104084	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - Missing Initial Loan Application Test						-
4104089	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4104090	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4104092	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	5/XX/2006	4/XX/2006	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104094	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	6/XX/2006	5/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4104421	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4104422	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4104425	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104430	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104433	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104434	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4104435	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104437	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice)
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4104446	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4104451	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
																																				Miscellaneous Compliance - All Gfes missing from the file.						-
4104463	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - both intial and final gfe missing						-
4104102	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2006	3/XX/2006	Investment	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	RA								-
4106390	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - ARM Disclosure Timing						-
4106389	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2006	2/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4106388	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2006	3/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4104107	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2006	2/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4104108	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2006	2/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106387	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2006	2/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Application / Processing - Missing Document: Missing Lender's Initial 1003						-
4104112	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2006	1/XX/2006	Investment	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4104129	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NH	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	[B] Closing / Title - Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses:: ___	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104465	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	5/XX/2006	5/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - ARM Disclosure Timing
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				Federal Compliance - Missing Initial Loan Application Test						-
4104479	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	4/XX/2006	Primary	Construction-Permanent	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4104481	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104485	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.	Federal Compliance - Unable to determine cause of underdisclosure. Appears to be due to the rate/payment stream. All note and ARM terms confirmed. Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - ARM Disclosure Timing						-
4104488	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4104493	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	C	C	C	C	C	C	C	C	C	RC	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.
Closing / Title - Disbursement date per HUD
																																				Closing / Title - Disbursement date per HUD				Tested	In	TR Tested
4104509	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4104526	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104535	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104537	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4104540	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4104852	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
4104853	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MN	3/XX/2006	3/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[B] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing State Compliance - PPP Expired. Prepayment charge not allowed per state (MN) - max prepayment charge for MN is 60 days of prepaid interest - note states 6 months of prepaid interest. State Compliance - PPP Expired. Prepayment charge not allowed per state (MN) - max prepayment charge for MN is 60 days of prepaid interest - note states 6 months of prepaid interest. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4104858	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104872	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4104875	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104887	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AK	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
4104590	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2006	5/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4104895	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4104903	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4104907	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	6/XX/2006	4/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - ARM Disclosure Timing Federal Compliance - CHARM Booklet Disclosure Status						-
4104913	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4104916	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4104597	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Federal FACTA Disclosure Timing Test						-
4104605	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4104613	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4106384	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4104618	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4104938	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Rate/Term	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
4104963	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4104964	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104970	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2005	11/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4104642	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4104645	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4104653	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4104656	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	3/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Final 1003 page 1 indicates property will be investment, page 4 is marked "yes" do you intend to occupy.						-
4104657	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	4/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4104658	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2005	9/XX/2005	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4104673	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4106383	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4106382	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	C	C	C	C	C	C	C	C	C	RC	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Final TIL Finance Charge Under Disclosed
Federal Compliance - Notice of Right to Cancel Missing
																																				Closing / Title - Appears date should reflect 2005 not 2006				Tested	In	TR Tested
4104676	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	10/XX/2005	8/XX/2005	Second Home	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4104678	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status						-
4104682	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4104989	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4104992	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2005	11/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - ARM Disclosure Timing Federal Compliance - The finance charge on Final TIL does not match the actual financed charges. Federal Compliance - Missing Initial Loan Application Test						-
4105010	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status						-
4105024	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	12/XX/2005	11/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - FACTA Disclosure Missing Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test						-
4104701	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	KS	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4104704	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4104719	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4104721	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	11/XX/2005	11/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - 6 month interest of amount prepaid greater than 20% of the original loan balance exceed 1% maximum per state MI. Penalty expired 11/XX/2008.
Federal Compliance - ARM Disclosure Prior to Closing Timing
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - FACTA Disclosure Missing						-
4105028	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	10/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing						-
4105036	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Timing						-
4105037	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4105044	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4105046	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
4105051	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Timing						-
4104740	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NM	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	C	C	C	C	C	C	C	C	C	RC	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
																																				State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements					Out	State - NC
4104742	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006. [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4104744	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4104752	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4104762	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4105076	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2006	12/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4105093	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	2/XX/2006	Primary	Purchase	C	C	C	C	C	C	C	C	C	RC	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Closing / Title - HUD Disbursement date is 3/XX/2006 and TIL signature date is 03/XX/2006.
																																				Closing / Title - HUD Disbursement date is 3/XX/2006 and Mortgage notary date is 03/XX/2006.				Tested	In	TR Tested
4105098	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	3/XX/2006	2/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105106	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4104795	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	2/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4104797	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4104800	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4105119	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	12/XX/2005	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Timing						-
4105149	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105152	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	2/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4104816	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	9/XX/2005	9/XX/2005	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4104843	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IA	8/XX/2005	8/XX/2005	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4105163	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4105185	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4105204	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105212	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	7/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4105217	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105218	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4105219	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4105225	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4105544	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105545	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	9/XX/2005	8/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4105550	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	8/XX/2005	7/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status						-
4105568	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	Out	TR Indeterminable
4105570	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105574	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	6/XX/2005	5/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105257	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4105278	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2005	5/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105283	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105287	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105581	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4105584	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Right of Rescission Timing - Receipt Date Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4105594	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	10/XX/2005	9/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4105608	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4105614	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4105615	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4105621	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105293	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105308	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4105329	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Disbursement Date Missing						-
4105625	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	4/XX/2005	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4105651	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105654	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - ARM Disclosure Compliant Federal Compliance - Missing Initial Loan Application Test						-
4105657	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	5/XX/2005	4/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105658	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	6/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4105659	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105660	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4105338	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WI	4/XX/2005	3/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4105341	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) Federal Compliance - ARM Disclosure Prior to Closing Timing						-
4105349	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2005	5/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4105356	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2005	4/XX/2005	Primary	Refinance Rate/Term	C	C	C	C	C	C	C	C	C	RC	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
																																				Closing / Title - The TIL is dated 6/XX/05. It appears the dated was added to the document at a later time than signing of final documents.				Tested	In	TR Tested
4105363	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2004	10/XX/2004	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	RA								-
4105370	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105373	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105375	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
4105671	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4105672	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	4/XX/2005	3/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Prior to Closing Timing
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - FACTA Disclosure Missing						-
4105684	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4105685	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	4/XX/2005	3/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4105692	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	2/XX/2005	1/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105693	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	1/XX/2005	12/XX/2004	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4105694	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	2/XX/2005	1/XX/2005	Investment	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4105695	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VT	2/XX/2005	1/XX/2005	Second Home	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4105696	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - ARM Disclosure Compliant Federal Compliance - Missing Initial Loan Application Test						-
4106381	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	2/XX/2005	1/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
4105698	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	2/XX/2005	1/XX/2005	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4105699	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4106379	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed						-
4105702	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing) Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105704	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - ARM Disclosure Compliant Federal Compliance - Missing Initial Loan Application Test						-
4106136	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105705	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
																																			[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - FACTA Disclosure Missing						-
4106135	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4105706	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2005	1/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4106133	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4106132	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4105707	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WI	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4106131	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105380	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	5/XX/2005	5/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105383	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	4/XX/2005	3/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing
Federal Compliance - CHARM Booklet Disclosure Status
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
																																				Application / Processing - Missing Document: Missing Lender's Initial 1003						-
4105388	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105392	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4105403	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105405	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4105716	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2005	3/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105718	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - CHARM Booklet Disclosure Status						-
4106130	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105734	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	1/XX/2005	12/XX/2004	Second Home	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105735	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	1/XX/2005	12/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106129	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	1/XX/2005	12/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing)						-
4106128	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	10/XX/2004	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4105736	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	12/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106127	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105740	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - Missing Initial Loan Application Test						-
4105741	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Home Improvement	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005.	Federal Compliance - Disbursement date could not be verified due to insufficient documentation in file.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
4105742	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MN	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[B] State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan.: Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test State Compliance - Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 2% of the unpaid principal balance of the loan. State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty)						-
4106125	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2005	12/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
																																			[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice) Federal Compliance - Missing Initial Loan Application Test						-
4105743	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105745	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4105746	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105747	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4105752	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	Federal Compliance - ARM Disclosure Timing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4105425	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - The Lender's TIL reflects MI dropping off after 126 months, however, the audited TIL indicates MI should drop off after 130 months. Federal Compliance - ARM Disclosure Status						-
4105437	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	Missing pages 3 and 4 of 4.	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105439	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2005	4/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Timing Federal Compliance - FACTA Disclosure Missing						-
4105448	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4105450	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	DE	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4105758	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	5/XX/2005	4/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4105768	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105772	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - CHARM Booklet Disclosure Status						-
4105781	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	4/XX/2005	3/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status						-
4105786	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
4105795	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105802	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Timing						-
4105463	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MN	4/XX/2005	3/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4105465	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	RA								-
4105466	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.	Federal Compliance - ARM Disclosure Prior to Closing Timing						-
4105470	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
																																			[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4105474	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	3/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105475	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105476	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MN	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4105477	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105482	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2005	3/XX/2005	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - See page 1 of both the initial and final 1003 Federal Compliance - Missing Initial Loan Application Test						-
4105484	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4105499	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2005	2/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4105807	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency (UAL State)
4105827	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MN	2/XX/2005	2/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105841	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	KS	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105512	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test						-
4105513	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	1/XX/2005	12/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4105529	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	11/XX/2004	10/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105853	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105860	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	10/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105861	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	10/XX/2004	8/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4105864	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	ID	9/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Under disclosure is due to difference in payment stream. Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided)						-
4105867	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	9/XX/2004	8/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105868	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	9/XX/2004	9/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4105879	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	4/XX/2005	2/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - Under disclosure due to the index used by lender being outside of the look back period.						-
4105888	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	4/XX/2005	3/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Under disclosure is due to payment stream. Lender used an index of 2.022 from 2/XX/05. The lowest index within the lookback period is 2.17 from 3/XX/05. Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105894	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Federal FACTA Disclosure Timing Test Federal Compliance - Final TIL Finance Charge Under Disclosed						-
4105896	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	11/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status						-
4105925	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2004	8/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status						-
4105930	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	9/XX/2004	8/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4106193	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106195	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	8/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106204	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
																																			[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - Final TIL Finance Charge Under Disclosed						-
4106205	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	9/XX/2004	8/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4106210	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4106211	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IN	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106213	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106216	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	8/XX/2004	7/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Notice of Right to Cancel Missing						-
4106217	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2004	6/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
4106224	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	10/XX/2004	9/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4105947	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	10/XX/2004	10/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status						-
4105954	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2004	7/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4105966	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4106242	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2004	6/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4106244	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	7/XX/2004	6/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4106248	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4106250	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4106253	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2004	4/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106254	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	6/XX/2004	5/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
																																			[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106255	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4106258	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2004	3/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
4106259	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106269	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	3/XX/2004	2/XX/2004	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4105987	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	12/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4105998	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	10/XX/2003	10/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106007	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	4/XX/2004	2/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Unable to test counseling agencies list due to missing information.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)						-
4106009	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2004	2/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106028	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	12/XX/2003	11/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL payment stream is blank. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)						-
4106282	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	10/XX/2003	9/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2003.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing						-
4106311	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2003	7/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4106038	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	4/XX/2003	3/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2002.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test						-
4106123	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4106348	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2003	6/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Timing						-
4106351	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	11/XX/2003	10/XX/2003	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Page 1 of the initial and final 1003s indicates investment property; however, page 4 indicates borrower intends to occupy as primary residence.						-
4106353	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Primary	Refinance UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
4106354	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
4106355	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MT	7/XX/2007	7/XX/2007	Second Home	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4106120	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
																																				Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.						-
4106359	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	UT	12/XX/2006	11/XX/2006	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106361	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Unable to determine under disclosure, due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4106362	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4106363	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	4/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.	Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4106364	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	11/XX/2003	10/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status						-
4106365	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	11/XX/2003	10/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2003.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test						-
4106118	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	8/XX/2003	7/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4106366	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	9/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Unable to determine under disclosure due to missing itemization of amount financed. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4106368	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	7/XX/2003	6/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - Missing Initial Loan Application Test						-
4106369	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	3/XX/2003	2/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106370	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2003	2/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2003.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4106102	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - ARM Disclosure Timing						-
4106109	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2003	3/XX/2003	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided
Federal Compliance - The TIL itemization is in line. The final TIL payment stream does not match the note terms. Appears the lender is utilizing a lower index value than is available in the lookback period.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - The file is missing the initial lender's application.
Federal Compliance - The ABA disclosure is not signed by the borrower.
Federal Compliance - The file is missing the initial lender's application.
																																				Federal Compliance - The file is missing the final HUD-1 settlement statement.				Yes	Out	TR HUD Deficiency
4106111	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	4/XX/2005	4/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4153586	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2006	3/XX/2006	UTD	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - RTC not provided
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
State Compliance - Grace period not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10 days
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable (UAL State)
4153631	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	UT	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
																																			[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
4153633	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
4153634	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2005	9/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
4153635	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	11/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
4153641	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	7/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.
																																			[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Missing Initial Loan Application Test						-
4153638	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	2/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
																																			[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4153639	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	4/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 04/XX/2004.
																																			[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
4153640	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																			[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
4153643	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2005	7/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date						-
4153644	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	2/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
4153645	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4153647	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4153648	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	RA								-
4153649	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis)
State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
																																				Federal Compliance - Missing Initial Loan Application Test						-
4153650	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement						-
4153684	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
[B] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
State Compliance - 5% late charge is greater than the 4% maximum required by the state of NC
State Compliance - 10 day late charge grace period is less than the 15 day minimum required by the state of NC
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - (Missing Data) Last Rate Set Date
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4103066	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	5/XX/2015	3/XX/2015	Primary	Purchase	Safe Harbor QM	C	C	C	B	B	C	C	C	B	RB	[C] Federal Compliance - Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Safe Harbor QM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing Federal Compliance - Unknown Loan Designation					Out	TILA ATR/QM
4407966	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	8/XX/2003	7/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Finance Charge Tolerance per TIL Dated 8/XX/2003. Additional TIL signed 11/XX/2003 within Tolerance. Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Additional TIL provided dated 8/XX/2003 with signature dated 11/XX/2003. GENERAL COMMENT (2019-01-11): Loan Application Date - Broker Initial provided, Initial Creditor still missing. Condition remains. GENERAL COMMENT (2019-01-11): Loan Application Date - Broker Initial provided, Initial Creditor still missing. Condition remains. GENERAL COMMENT (2019-01-11): Broker Initial provided, Initial Creditor still missing. Condition remains.					-
4407969	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Broker Initial and Final provided, Initial Creditor still missing. Condition remains.					-
4407971	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.	Federal Compliance - Interest collected from date per HUD 6/XX/2007. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing	GENERAL COMMENT (2019-01-11): Final provided. Initial Creditor still missing.					-
4407975	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2003	8/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.	Federal Compliance - ARM Disclosure Timing Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final provided. Initial Creditor still missing. Condition remains.					-
4407984	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2003	4/XX/2003	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2002.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final application provided. Still missing Creditor Initial. Condition remains.					-
4407985	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	2/XX/2003	1/XX/2003	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status						-
4407986	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2003	3/XX/2003	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4407998	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2003	6/XX/2003	Second Home	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2003. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408001	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2003	6/XX/2003	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2003.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - ARM Disclosure Status						-
4408006	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	9/XX/2003	8/XX/2003	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2003.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4408012	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	2/XX/2004	11/XX/2003	Second Home	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is overdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - TIL APR Tolerance Irregular Transaction						-
4408016	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	11/XX/2003	10/XX/2003	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																			[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
4408019	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	RI	6/XX/2004	5/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
4408020	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2004	12/XX/2003	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
																																			[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Final TIL Finance Charge Under Disclosed						-
4408023	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	2/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408027	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WI	3/XX/2004	2/XX/2004	Second Home	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408029	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	3/XX/2004	3/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status						-
4408031	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2004	3/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408032	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2004	4/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Unable to verify under disclosure due to missing Mortgage Insurance cert. Used lowest index available per look back and payment stream still off compared to final TIL. Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4408034	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	5/XX/2004	4/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4408036	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	KY	6/XX/2004	5/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4408037	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2004	5/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2003.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test						-
4408039	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - County Name Missing: County from the Security Instrument was not provided.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Security Instrument Miscellaneous Compliance - (Doc Error) Initial GFE not provided	GENERAL COMMENT (2019-01-11): Final application provided. Still missing Creditor Initial. Condition remains.					-
4408042	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	6/XX/2004	5/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed						-
4408043	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2004	6/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4408047	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2004	7/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2004.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4408048	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2004	6/XX/2004	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.	Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				No	In	TNR Testing Not Required
4408049	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2004	7/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4408050	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408054	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	ID	7/XX/2004	7/XX/2004	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.	Federal Compliance - 1008 in file reflects subject property occupancy as a primary residence. Compliance testing completed using occupancy of Primary with no high cost impact. Federal Compliance - Missing Initial Loan Application Test						-
4408058	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	8/XX/2004	7/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649: Property insurance exceeds the replacement value of the property.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status State Compliance - Maryland Property Insurance (Property Insurance Exceeds Replacement Value) Federal Compliance - Missing Initial Loan Application Test						-
4408061	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2004	9/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - TIL APR Tolerance Irregular Transaction Federal Compliance - ARM Disclosure Timing						-
4408063	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	8/XX/2004	8/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4408064	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	KS	9/XX/2004	8/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status						-
4408075	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	1/XX/2005	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Unable to determine cause of under disclosure due to missing itemization of amount financed.
Federal Compliance - The file is missing the CHARM booklet.
Federal Compliance - The file is missing the initial ARM disclosure.
																																				Federal Compliance - The file is missing the final stamped or signed HUD-1.				No	In	TNR Testing Not Required
4408077	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2005	1/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4408079	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2005	2/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing						-
4408084	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WI	9/XX/2004	9/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4408086	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	11/XX/2004	10/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4408089	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	1/XX/2005	12/XX/2004	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4408094	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2004	12/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Timing						-
4408099	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	1/XX/2005	1/XX/2005	Investment	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	RA								-
4408101	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	KY	1/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408109	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408110	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2006.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				Yes	Out	TR Indeterminable
4408111	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408113	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4408117	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408118	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2005	3/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408120	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2005	5/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408129	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2005	3/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408131	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2005	3/XX/2005	Investment	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX (an overage of $XXX.XX or XX.XX%).
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees Federal Compliance - FACTA Disclosure Missing						-
4408133	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2005	1/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4408134	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2005	2/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status						-
4408136	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Federal FACTA Disclosure Timing Test						-
4408145	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408148	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4408161	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	KS	3/XX/2005	2/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408162	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	2/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408163	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	LA	1/XX/2005	12/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Broker Initial provided, Initial Creditor still missing. Condition remains.					-
4408164	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	12/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing	GENERAL COMMENT (2019-01-11): Additional copy of ARM Disclosure provided. Timing Exception Condition remains.					-
4408166	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	12/XX/2004	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2004.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Broker Initial and Final provided, Initial Creditor still missing. Condition remains.					-
4408171	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	4/XX/2005	2/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408172	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2005	4/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408179	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	4/XX/2005	3/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4408182	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	6/XX/2005	5/XX/2005	Primary	Construction-Permanent		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408186	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	2/XX/2005	1/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Broker Initial provided, Initial Creditor still missing. Condition remains.					-
4408187	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test	GENERAL COMMENT (2019-01-11): Broker Initial provided, Initial Creditor still missing. Condition remains.					-
4408188	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	1/XX/2005	11/XX/2004	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4408189	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	2/XX/2005	1/XX/2005	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Application provided. Condition cleared.					-
4408190	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	2/XX/2005	1/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status	GENERAL COMMENT (2019-01-11): Broker Initial provided, Initial Creditor still missing. Condition remains.					-
4408192	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test	GENERAL COMMENT (2019-01-11): Application 2 pages provided and unsigned, Initial Creditor Application still missing. Condition remains.					-
4408196	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2005	1/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Partial Final provided, Initial Creditor still missing. Condition remains.					-
4408197	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	2/XX/2005	1/XX/2005	Primary	Purchase		B	B	B	B	B								GENERAL COMMENT (2019-01-11): Application provided is signed but not dated. Initial Creditor and Final still missing. Condition remains.									B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test	GENERAL COMMENT (2019-01-11): Application provided is signed but not dated. Initial Creditor and Final still missing. Condition remains.					-
4408198	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2005	12/XX/2004	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
4408200	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	5/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	State Compliance - PPP Expired - Lender is FSB. Federal Compliance - CHARM Booklet Disclosure Status						-
4408204	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	4/XX/2005	4/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408206	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	4/XX/2005	4/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408211	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	4/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Disbursement Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408217	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - FACTA Disclosure Missing						-
4408218	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	4/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment) [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - Page 1 of Broker Initial Application and Final Application indicate investment property. However, page 4 of both applications indicates borrower intends to occupy the property. Compliance testing completed using occupancy of Primary with no high cost impact. Federal Compliance - Missing Initial Loan Application Test						-
4408220	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	4/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408221	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2005	4/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
4408222	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	5/XX/2005	4/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	Prepayment penalty period on addendum is blank. Located penalty period on loan approval.	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408223	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	5/XX/2005	4/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408227	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2005	4/XX/2005	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408231	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MN	5/XX/2005	5/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408233	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2005	8/XX/2005	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408234	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2005	6/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408236	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	5/XX/2005	4/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2005.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4408237	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Payoff Statement Missing						-
4408238	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408239	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2005	5/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4408241	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	8/XX/2005	7/XX/2005	Investment	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4408244	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	5/XX/2005	Investment	Refinance Cash-out - Other		D	D	D	D	D																	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.	Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing				No	In	TNR Testing Not Required
4408256	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2005	11/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status						-
4408259	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	6/XX/2005	6/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408261	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2005	6/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408262	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4408263	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - FACTA Disclosure Missing						-
4408264	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	6/XX/2005	6/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408265	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2005	5/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408272	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File						-
4408273	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2005	5/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	Federal Compliance - Missing Initial Loan Application Test						-
4408277	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OK	7/XX/2005	6/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408278	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408279	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4408280	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408281	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	8/XX/2005	6/XX/2005	Second Home	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4408282	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408285	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	DE	7/XX/2005	6/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4408286	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Notice of Right to Cancel Missing						-
4408287	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	7/XX/2005	6/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408288	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2005	6/XX/2005	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408294	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	8/XX/2005	5/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
4408297	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2005	6/XX/2005	Investment	Refinance Cash-out - Debt Consolidation		A	A	A	A	A																	A	A	A	A	RA								-
4408300	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	DC	9/XX/2005	7/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4408303	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	7/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408305	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4408306	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	8/XX/2005	8/XX/2005	Primary	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4408308	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2005	8/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing						-
4408311	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test						-
4408314	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	9/XX/2005	8/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408315	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2005	8/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4408316	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408319	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B							File does not contain either Preliminary or Final Title										B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ARM Disclosure Status Federal Compliance - FACTA Disclosure Missing						-
4408321	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	10/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. [B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - ARM Disclosure Compliant						-
4408325	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	10/XX/2005	9/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - ARM Disclosure Status						-
4408330	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	10/XX/2005	10/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408335	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	12/XX/2005	11/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408340	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4408347	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	2/XX/2006	12/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4408349	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408361	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
4408363	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408366	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2006	11/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4408373	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4408374	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IN	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408381	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	11/XX/2005	10/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408389	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	12/XX/2005	11/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.
																																			[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC) Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4408391	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	12/XX/2005	11/XX/2005	Investment	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4408392	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing						-
4408400	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408402	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Status State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely) Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408404	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408411	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - ARM Disclosure Compliant Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408413	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408414	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NM	1/XX/2006	12/XX/2005	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408416	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	9/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing	GENERAL COMMENT (2019-01-11): Broker Initial provided. Initial Creditor still missing. GENERAL COMMENT (2019-01-11): HUD provided Not signed or Stamped. Condition remains.			Yes	Out	TR HUD Deficiency
4408417	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	9/XX/2005	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final provided, Initial Creditor still missing. Condition remains.					-
4408418	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): ARM disclosure dated 9/XX/2005 provided. Timing exception remains due to missing initial loan application date. GENERAL COMMENT (2019-01-11): Final loan application provided. Exception remains for missing initial lender's application.					-
4408421	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4408425	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	11/XX/2005	10/XX/2005	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - Missing Initial Loan Application Test						-
4408427	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	RI	2/XX/2006	1/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408429	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	12/XX/2005	11/XX/2005	Investment	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4408430	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
4408433	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	9/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408435	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005.
																																			[B] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test						-
4408438	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	2/XX/2006	1/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2005.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4408440	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	10/XX/2005	9/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing						-
4408444	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2006	1/XX/2006	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4408450	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	KS	2/XX/2006	2/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test						-
4408453	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4408455	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2006	4/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408456	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	5/XX/2006	5/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408476	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	11/XX/2005	10/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Payoff Statement Missing						-
4408478	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	6/XX/2004	3/XX/2004	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4408479	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	RI	3/XX/2006	2/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408484	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status						-
4408486	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	3/XX/2006	2/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4408490	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408498	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WI	4/XX/2006	3/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408499	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely)
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				Federal Compliance - Federal FACTA Disclosure Timing Test						-
4408500	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	3/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4408505	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	DC	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408510	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2006	3/XX/2006	Second Home	Purchase		B	B	B	B	B							Two MI Certs are in file but neither match the monthly amount being charged per the HUD so do not appear to be final.										B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408512	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408515	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408520	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
																																			[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing				Yes	Out	TR Indeterminable (UAL State)
4408522	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	5/XX/2006	4/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Lender appears to have used index of 4.01 however lowest index in look back period is 4.14 Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408529	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2006	12/XX/2005	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final application and initial broker's application provided. Exception remains for missing initial lender's application.					-
4408533	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408534	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4408537	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2006	5/XX/2006	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005. [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Missing Initial Loan Application Test						-
4408541	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2006	7/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408547	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	4/XX/2006	3/XX/2006	Investment	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX (an overage of $XXX.XX or XX.XX%).
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FNMA Points and Fees�						-
4408548	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	5/XX/2006	5/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4408551	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2006	4/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2006.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Miscellaneous Compliance - Initial TIL not provided Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408552	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2005.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Property Type Not Provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - FACTA Disclosure Missing
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4408577	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	6/XX/2006	5/XX/2006	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): ARM disclosure dated 6/XX/2006 provided indicating borrower was given CHARM booklet. Timing exception remains due to missing initial loan application date. GENERAL COMMENT (2019-01-11): ARM disclosure dated 6/XX/2006 provided. Timing exception remains due to missing initial loan application date. GENERAL COMMENT (2019-01-11): Initial broker's application provided. Exception remains due to missing initial lender's application.					-
4408579	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	10/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - Unable to determine under disclosure due to missing Itemization of Amount Financed Federal Compliance - ARM Disclosure Status						-
4408580	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2005	8/XX/2005	Investment	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final loan application provided. Exception remains due to missing initial lender's application.					-
4408581	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	5/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - Federal FACTA Disclosure Timing Test	GENERAL COMMENT (2019-01-11): ARM disclosure dated 5/XX/2006 provided indicating borrower was given CHARM booklet. Timing exception remains due to missing initial loan application date. GENERAL COMMENT (2019-01-11): ARM disclosure dated 5/XX/2006 provided. Timing exception remains due to missing initial loan application date. GENERAL COMMENT (2019-01-11): Final loan application provided. Exception remains for missing initial lender's application. GENERAL COMMENT (2019-01-11): FACTA disclosure dated 5/XX/2006 provided. Timing exception remains.					-
4408582	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2006	4/XX/2006	Investment	Refinance Cash-out - Home Improvement		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2005.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final application provided. Exception remains for missing initial lender's application.					-
4408583	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
																																			[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): ARM disclosure dated 7/XX/2006 provided. Exception remains for disclosure not provided at least 3 days prior to consummation. GENERAL COMMENT (2019-01-11): Final application and initial broker's application provided. Exception remains for missing initial lender's application.					-
4408590	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	9/XX/2006	7/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
4408592	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2006	6/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): ARM disclosure provided. Timing exception remains due to missing initial loan application date. GENERAL COMMENT (2019-01-11): Final loan application provided. Exception remains for missing initial lender's application.					-
4408594	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	7/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): ARM disclosure dated 8/XX/2006 provided. Timing exception remains for missing initial loan application date. GENERAL COMMENT (2019-01-11): Final loan application and initial broker's application provided. Exception remains for missing initial lender's application.					-
4408598	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): ARM disclosure provided. Timing exception remains due to missing initial application date. GENERAL COMMENT (2019-01-11): Final loan application provided. Exception remains for missing initial lender's application.					-
4408604	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4408607	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	GENERAL COMMENT (2019-01-11): Documents provided did not include ABA. Condition remains.					-
4408608	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	10/XX/2006	9/XX/2006	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Unsigned copy of ARM disclosure provided, dated the day of closing. Exception remains. GENERAL COMMENT (2019-01-11): Final loan application and initial broker's application provided. Exception remains for missing initial lender's application.					-
4408609	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2006	7/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Initial broker's application provided. Exception remains for missing initial lender's application.					-
4408614	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	11/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408616	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2006	6/XX/2006	Investment	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final loan application and initial broker's application provided. Exception remains for missing initial lender's application.					-
4408626	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	7/XX/2006	6/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4408627	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): ARM disclosure provided. Exception remains due to missing initial loan application date. GENERAL COMMENT (2019-01-11): Final loan application and initial broker's application provided. Exception remains for missing initial lender's application.					-
4408628	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2006	8/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final loan application and initial broker's application provided. Exception remains for missing initial lender's application.					-
4408636	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - ARM Disclosure Timing Federal Compliance - FACTA Disclosure Missing						-
4408652	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4408655	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Rate/Term	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Prior to Closing Timing
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				Yes	Out	TR HUD Deficiency
4408672	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
																																			[B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Right to Cancel provided with same dates as document provided in original file. Exception remains. GENERAL COMMENT (2019-01-11): Disclosure Notices document provided however, CHARM Booklet is not checked as a document that was provided to borrower. Exception remains. GENERAL COMMENT (2019-01-11): ARM disclosure dated 11/XX/2006 provided. Timing exception remains as document not provided at least 3 days prior to consummation. GENERAL COMMENT (2019-01-11): Final loan application provided. Exception remains for missing initial lender's application.					-
4408678	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final loan application and initial broker's application provided. Exception remains for missing lender's initial application.					-
4408684	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	2/XX/2007	1/XX/2007	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Federal FACTA Disclosure Timing Test						-
4408704	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408707	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2007	6/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - ARM Disclosure Status Federal Compliance - FACTA Disclosure Missing						-
4408715	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	6/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status						-
4408719	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	8/XX/2007	7/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status						-
4408721	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test						-
4408725	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
4408732	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	8/XX/2007	8/XX/2007	Second Home	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.	Federal Compliance - Missing Initial Loan Application Test						-
4408753	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408764	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	8/XX/2007	7/XX/2007	Primary	Construction-Permanent		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408768	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2007	7/XX/2007	Investment	Refinance Rate/Term		A	A	A	A	A																	A	A	A	A	RA								-
4408771	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2007	7/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408778	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	7/XX/2007	7/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408785	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	9/XX/2007	8/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408791	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4408793	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4408796	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2007	8/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408802	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/2007	8/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX (an overage of $XXX.XX or XX.XX%).
																																			[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - ARM Disclosure Timing Federal Compliance - FNMA Points and Fees�						-
4408811	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	10/XX/2007	9/XX/2007	Investment	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4408815	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	HI	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408820	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2007	10/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408821	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2007	10/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408823	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	11/XX/2007	10/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing						-
4408859	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	1/XX/2008	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408860	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	1/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408862	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	2/XX/2008	1/XX/2008	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4408863	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test						-
4408872	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2008	1/XX/2008	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408881	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2008	3/XX/2008	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4408889	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2008	6/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
4408933	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	5/XX/2008	3/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - Initial TIL missing sent date.						-
4408938	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2008	3/XX/2008	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.						-
4409017	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MD	3/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Disbursement Date Missing
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
																																				Federal Compliance - FACTA Disclosure Missing						-
4409039	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	12/XX/2007	12/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing Closing / Title - TIL appears to be final but not signed or initialed by borrower Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Timing State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided) Federal Compliance - FACTA Disclosure Missing						-
4409053	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.						-
4409055	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2007	7/XX/2007	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing						-
4409056	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	5/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
																																				Closing / Title - TIL appears to be final but not signed nor initialed by borrower.						-
4409078	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2004	11/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2004.
																																			[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test						-
4409079	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
																																				Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4409113	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	6/XX/2007	5/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - ARM Disclosure Status Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower. Miscellaneous Compliance - Initial TIL not provided						-
4409179	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	2/XX/2006	12/XX/2005	Investment	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4409180	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	6/XX/2007	5/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower						-
4409226	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	3/XX/2007	3/XX/2007	Investment	Construction-Permanent		A	A	A	A	A						[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 03/XX/2007											A	A	A	A	RA								-
4409236	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	5/XX/2004	5/XX/2004	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB		Miscellaneous Compliance - Initial GFE missing from file.						-
4409241	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	5/XX/2007	4/XX/2007	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4409243	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	2/XX/2006	1/XX/2006	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4409303	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	6/XX/2007	5/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
																																				Closing / Title - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.						-
4409306	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	7/XX/2006	6/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4409331	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2006	5/XX/2006	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - TIL in file indicated to be final, expected funding date same as note date, but is not signed or dated by the borrower, so cannot confirm that borrower received it.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4409391	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing						-
4409405	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NV	7/XX/2006	6/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4409421	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	8/XX/2006	8/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4409432	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TX	3/XX/2005	3/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB		Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4409442	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	4/XX/2007	3/XX/2007	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4409459	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	8/XX/2006	8/XX/2006	Investment	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4409484	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2007	12/XX/2006	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.	Federal Compliance - Missing Initial Loan Application Test						-
4409497	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IN	3/XX/2006	2/XX/2006	Second Home	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2006.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.						-
4409516	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	11/XX/2006	10/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Final TIL Finance Charge Under Disclosed Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4409550	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	4/XX/2006	4/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - Payoff Statement Missing
Federal Compliance - FACTA Disclosure Missing
																																				Closing / Title - TIL appears to be final but not signed nor initialed by borrower.						-
4409553	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	8/XX/2007	7/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.						-
4409567	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MN	4/XX/2006	2/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - FACTA Disclosure Missing						-
4409585	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	2/XX/2004	1/XX/2004	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2003.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4409586	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2004	9/XX/2004	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2004.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided Federal Compliance - Missing Initial Loan Application Test						-
4409587	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	5/XX/2006	4/XX/2006	Investment	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4409606	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	11/XX/2007	10/XX/2007	Investment	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4409623	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	9/XX/2005	7/XX/2005	Investment	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2005 used as disbursement date for compliance testing.	Federal Compliance - Disbursement Date Missing						-
4409637	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CO	4/XX/2008	2/XX/2008	Second Home	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing Closing / Title - TIL appears to be final but not signed nor initialed by borrower.						-
4409647	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	3/XX/2006	1/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status						-
4409687	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	5/XX/2006	3/XX/2006	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - ARM Disclosure Status Closing / Title - TIL appears to be final but not signed nor initialed by borrower. General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received. Federal Compliance - CHARM Booklet Disclosure Status						-
4409747	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2007	6/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ARM Disclosure Status Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - FACTA Disclosure Missing						-
4409881	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	5/XX/2006	5/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - TIL in file indicated to be final,
expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
Federal Compliance - ARM Disclosure in file but not signed or dated.
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - FACTA Disclosure Missing
																																				Closing / Title - Final TIL not signed by all required parties.						-
4409897	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/1990	4/XX/1990	Primary	Refinance Cash-out - Other	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1990 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1990 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/1990. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4409903	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	6/XX/2003	5/XX/2003	Primary	Construction-Permanent	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2002. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4409904	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IN	6/XX/2003	5/XX/2003	Primary	Construction-Permanent		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4409905	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	1/XX/2004	12/XX/2003	Primary	Construction	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2003. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4409907	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	9/XX/2004	8/XX/2004	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - ARM Disclosure Status
State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List)
State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided
State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided)
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
																																				Federal Compliance - Missing Initial Loan Application Test						-
4409915	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IA	4/XX/2007	3/XX/2007	Second Home	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4409922	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	7/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A						[B] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2005	Appraisal reflects subject is attached PUD, however all other documentation in file, including condo rider to security instrument reflect subject property is condo.										A	A	A	A	RA								-
4409924	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IA	5/XX/2007	3/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Status						-
4409941	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	9/XX/1994	8/XX/1994	Primary	UTD UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/1994 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/1994 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/1994. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4409946	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	5/XX/2000	4/XX/2000	Primary	UTD UTD	D	D	D	D	D	File does not contain either Preliminary or Final Title	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				UTD	Out	Indeterminable
4409947	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	2/XX/2000	1/XX/2000	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2000 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2000 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4409950	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/1999	10/XX/1999	UTD	UTD UTD	D	D	D	D	D	File does not contain either Preliminary or Final Title	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1999 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/1999. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance
Federal Compliance - Right of Rescission Timing - Receipt Date Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				UTD	Out	Indeterminable
4409951	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2001	10/XX/2001	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				No	In	TNR Testing Not Required
4409953	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	8/XX/2001	7/XX/2001	Primary	Refinance UTD	D	D	D	D	D	File does not contain either Preliminary or Final Title.	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2001. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Property Type Not Provided
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
4409957	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	SC	5/XX/1999	4/XX/1999	Primary	Refinance UTD	D	D	D	D	D	File does not contain either Preliminary or Final Title.	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/1999 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/1999 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/1998. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				Yes	Out	TR Indeterminable
4409958	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	1/XX/2003	12/XX/2002	Primary	Refinance Rate/Term	B	B	B	B	B	File does not contain either Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2002.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4409962	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	1/XX/2005	12/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2004.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Miscellaneous Compliance - (Doc Error) Initial GFE not provided General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4409966	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	1/XX/2006	12/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Underdisclosure due to DSI calculation of payment. Federal Compliance - Disbursement Date Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - FACTA Disclosure Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-
4409967	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	1/XX/2006	12/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	there are no Title docs in the file	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
																																			[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - TILA - Final TIL Missing Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - CHARM Booklet Disclosure Status Federal Compliance - ARM Disclosure Status Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - no appraisal						-
4410002	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IN	5/XX/2009	3/XX/2009	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Timing
Federal Compliance - FACTA Disclosure Missing
																																				Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing				No	In	TNR Testing Not Required
4410017	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OR	9/XX/2006	8/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
4410018	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	12/XX/2006	11/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test						-
4410019	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	WA	1/XX/2007	1/XX/2007	UTD	UTD UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing
Miscellaneous Compliance - (Doc Error) Initial GFE not provided
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA - Final TIL Missing
Federal Compliance - CHARM Booklet Disclosure Status
Federal Compliance - ARM Disclosure Status
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																				Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing				UTD	Out	Indeterminable
4410020	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	3/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2007.	Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final loan application and broker's initial loan application provided. Missing lender's initial application. Exception remains.					-
4410022	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2007	2/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Broker's initial application provided. Missing lender's initial application. Exception remains.					-
4410024	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Provided date not found on document. Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final loan application and broker's initial loan application provided. Missing lender's initial application. Exception remains.					-
4410027	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2007	2/XX/2007	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final loan application provided. Missing lender's initial loan application. Exception remains.					-
4410029	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	3/XX/2007	2/XX/2007	Investment	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing	GENERAL COMMENT (2019-01-11): Final provided, Initial Creditor still missing. Condition remains.
																																					GENERAL COMMENT (2019-01-11): Multiple copies of HUD provided all Not signed or Stamped. Condition remains.			No	In	TNR Testing Not Required
4410031	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	3/XX/2005	3/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
																																			[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) Federal Compliance - FACTA Disclosure Missing	GENERAL COMMENT (2019-01-11): Additional copy of Disclosure provided. Exception Timing. Condition remains.					-
4410038	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2006	9/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Broker Initial provided, Initial Creditor still missing. Condition remains.					-
4410041	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2006	9/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final provided, Initial Creditor still missing. Condition remains.					-
4410042	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Federal FACTA Disclosure Timing Test	GENERAL COMMENT (2019-01-11): Final provided, Initial Creditor still missing. Condition remains.					-
4410043	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Other		A	A	A	A	A								GENERAL COMMENT (2019-01-11): Initial Application provided. Condition remains.									A	A	A	A	RA								-
4410045	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	11/XX/2006	11/XX/2006	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B								GENERAL COMMENT (2019-01-11): Unsigned Application provided, Final still missing. Condition remains.									B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date Federal Compliance - ARM Disclosure Timing						-
4410055	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	4/XX/2005	2/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of X.XX% is in excess of the allowable maximum of 5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX.XX on a Original Loan Amount of $XXX.XX vs. an allowable total of $XXX.XX (an overage of $XXX.XX or XX.XX%).	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - FNMA Points and Fees Federal Compliance - Federal FACTA Disclosure Timing Test						-
4410056	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing Federal Compliance - ARM Disclosure Prior to Closing Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final Provided, Initial Creditor still missing. Condition remains.					-
4410057	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2004	6/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX.XX is underdisclosed from calculated Finance Charge of $XXX.XX in the amount of $XXX.XX.	Federal Compliance - Unable to determine under disclosure. Itemization of finance charge was not provided. Federal Compliance - ARM Disclosure Timing	GENERAL COMMENT (2019-01-11): ARM Disclosure provided bu exception is not for missing document, exception is Timing. Condition remains.					-
4410059	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	12/XX/2004	11/XX/2004	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. [B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing	GENERAL COMMENT (2019-01-11): Exception not for missing document, exception is Timing. Condition remains. GENERAL COMMENT (2019-01-11): Exception not for missing document, exception is Timing. Condition remains.					-
4410060	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2005	2/XX/2005	Primary	Purchase	B	B	B	B	B	GENERAL COMMENT (2019-01-11): Application provided dated 2/XX/2005, Closing 3/XX/2005, Final Application still missing. Condition remains.	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Federal FACTA Disclosure Timing Test						-
4410061	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	4/XX/2005	3/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.	Federal Compliance - CHARM Booklet Disclosure Timing Federal Compliance - ARM Disclosure Timing Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Loan Application Not Cleared. Final Provided, Initial Creditor still missing.					-
4410063	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	10/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing						-
4410064	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MI	6/XX/2005	5/XX/2005	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 12/XX/2004.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided) Federal Compliance - ARM Disclosure Prior to Closing Timing State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List) State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Federal Compliance - Missing Initial Loan Application Test	GENERAL COMMENT (2019-01-11): Final Provided, Initial Creditor still missing. Condition remains.					-
4410065	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	3/XX/2005	3/XX/2005	Primary	Purchase	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[B] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 03/XX/2005.	Federal Compliance - CHARM Booklet Disclosure Timing
Federal Compliance - ARM Disclosure Timing
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing	GENERAL COMMENT (2019-01-11): Initial Brokers provided, Initial Creditor still missing. Condition remains.			No	In	TNR Testing Not Required
4410084	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	5/XX/2002	3/XX/2002	Second Home	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing�						-
4410085	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	8/XX/2005	7/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely						-
4410096	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2001	6/XX/2001	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Itemization referenced in Agreement exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - HELOC Fees Used For Testing
Federal Compliance - Right to Cancel form is missing.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4410101	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2005	3/XX/2005	Primary	Purchase		A	A	A	A	A																	A	A	A	A	RA								-
4410123	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2003	2/XX/2003	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
4410135	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	10/XX/2003	8/XX/2003	Primary	Refinance Cash-out - Home Improvement	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2003 used as disbursement date for compliance testing.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Late fee of 3%, in excess of maximum allowed per state (MA) for open ended credit lines. Federal Compliance - Disbursement Date Missing						-
4410146	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2004	2/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2004.
																																			[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Payoff Statement Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4410158	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	12/XX/2003	11/XX/2003	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
4410182	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2004	5/XX/2004	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing						-
4410209	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2004.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
4410210	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	6/XX/2004	5/XX/2004	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.	Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
4410224	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	7/XX/2005	6/XX/2005	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4410245	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	1/XX/2008	1/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - FACTA Disclosure Missing						-
4410307	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	UT	2/XX/2005	1/XX/2005	Primary	Refinance Rate/Term		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
4410465	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	6/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance						-
4410540	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2005	6/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2005.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4410544	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	8/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
																																			[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
4410565	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	7/XX/2005	6/XX/2005	Primary	Refinance Cash-out - Other		B	B	B	B	B							File does not contain either Preliminary or Final Title.										B	B	B	B	RB	[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
4410573	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	7/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	No evidence of Preliminary or Final Title in file.	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2005.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TIL not required on HELOC Federal Compliance - TIL not required on HELOC						-
4410582	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	UT	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4410591	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	9/XX/2005	7/XX/2005	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
4406710	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
4410598	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2005	7/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
4410620	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Payoff Statement Missing Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing						-
4410638	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2005	8/XX/2005	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
4411039	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	12/XX/2005	11/XX/2005	Primary	Refinance Cash-out - Other		A	A	A	A	A																	A	A	A	A	RA								-
4411072	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2006	7/XX/2006	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4411167	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	4/XX/2006	3/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - HELOC Fees Used For Testing						-
4411531	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2006	7/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing Federal Compliance - Notice of Right to Cancel Missing State Compliance - Massachusetts requires a grace period of 15 days. Note reflects a grace period of 10 days. Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4411694	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	11/XX/2006	10/XX/2006	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
																																			[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.	Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test						-
4411905	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2006	9/XX/2006	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
4411938	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - HELOC Fees Used For Testing						-
4412551	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	2/XX/2007	1/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2006.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.
																																			[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.	Federal Compliance - TILA HELOC - Important Terms Disclosure Missing State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender) Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4414058	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2007	6/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4414208	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2008	7/XX/2008	Primary	Refinance Rate/Term	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2008.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The G-5 or H-8 form was used, the G-7 form should have been used.
[B] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used on Same Lender Refinance
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing
Federal Compliance - Missing Initial Loan Application Test
																																				Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely						-
4414659	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4414660	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	8/XX/2007	7/XX/2007	Primary	Purchase	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable to test billing rights due to missing information.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing�						-
4414724	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2007	6/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely						-
4414764	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4414871	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2007	7/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.	Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4414973	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	IL	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4414990	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OH	8/XX/2007	7/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower's ability to repay not verified with reliable documentation.
[B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
																																			[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis) State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely) State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified) Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi						-
4415087	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Payoff Statement Missing Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4415184	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	File does not contain either Preliminary or Final Title	B	B	B	B	RB	[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - HELOC Fees Used For Testing Federal Compliance - Federal FACTA Disclosure Timing Test						-
4415219	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	9/XX/2007	8/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Title / Lien Defect - (Doc Error) Loan was portrayed as first lien but found to be a second lien Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - HELOC Brochure Missing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
4415408	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	UT	2/XX/2008	1/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
4415432	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	11/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure						-
4415469	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	9/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4415493	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing Federal Compliance - HELOC Fees Used For Testing Federal Compliance - FACTA Disclosure Missing						-
4415556	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	10/XX/2007	10/XX/2007	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing						-
4415719	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	12/XX/2007	11/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely						-
4415731	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	12/XX/2007	11/XX/2007	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing	Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
4415886	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2008	1/XX/2008	Primary	Purchase		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely						-
4415951	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	5/XX/2008	4/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2007.
																																			[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Missing Initial Loan Application Test Federal Compliance - HELOC Fees Used For Testing Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely Federal Compliance - FACTA Disclosure Missing						-
4415960	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	8/XX/2008	6/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	File does not contain either Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - Disbursement Date Missing						-
4415964	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	8/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4415965	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	9/XX/2008	8/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4415968	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	10/XX/2008	10/XX/2008	Primary	Refinance Cash-out - Debt Consolidation		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application						-
4418551	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NC	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
[B] State Compliance - North Carolina First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test
State Compliance - 5% late charge exceeds 4% maximum per state (NC).
State Compliance - 10 day grace period is less than 15 day minimum per state (NC).
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Missing required documentation.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Disbursement Date Missing
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4418576	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	7/XX/2007	6/XX/2007	Primary	Refinance UTD	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2007.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA agreement is not provided Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing						-
4418577	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	AZ	10/XX/2007	9/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	File does not contain either Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure: Truth in Lending Act (HELOC): Non-refundable fee imposed by lender within three (3) business days of borrower receiving HELOC disclosures and brochure.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2007.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - RTC not provided.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3 Business Days of Disclosure
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4418608	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	11/XX/2005	10/XX/2005	Primary	Refinance UTD	D	D	D	D	D	File does not contain either Preliminary or Final Title	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Document not provided
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided	GENERAL COMMENT (2019-01-11): HELOC Agreement does not include Costs and Fees at Account opening. Exception remains.			Yes	Out	TR Indeterminable
4418618	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	10/XX/2006	9/XX/2006	Primary	Refinance UTD	B	B	B	B	B	File does not contain either Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 04/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4418635	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	FL	3/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Debt Consolidation	B	B	B	B	B	File does not contain either Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2007.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
																																				Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4418770	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CA	5/XX/2007	4/XX/2007	UTD	UTD UTD	B	B	B	B	B	File does not contain either Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
[B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - Federal FACTA Disclosure Timing Test
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4418831	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	11/XX/2005	10/XX/2005	Primary	Refinance UTD	D	D	D	D	D	File does not contain either Preliminary or Final Title.	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
State Compliance - New York Late Charge Percent Testing
State Compliance - 10 days grace period < 15 day minimum requirement for state of NY.
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - FACTA Disclosure Missing
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided	GENERAL COMMENT (2019-01-11): HELOC Agreement does not include Costs and Fees at Account opening. Exception remains.			Yes	Out	TR Indeterminable
4418874	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	1/XX/2007	12/XX/2006	Primary	Refinance UTD	B	B	B	B	B	No evidence of Preliminary or Final Title in file.	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RTC is missing. Federal Compliance - Notice of Right to Cancel Missing State Compliance - 5% late charge exceeds 2% maximum per state (NY) State Compliance - 10 day grace period is less than 15 day minimum per state (NY) Federal Compliance - Disbursement Date Missing						-
4418879	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	3/XX/2007	2/XX/2007	Investment	Refinance Cash-out - Other	B	B	B	B	B	File does not contain either Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
																																			[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - Missing Initial Loan Application No Fees Federal Compliance - Disbursement Date Missing						-
4418881	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	4/XX/2007	3/XX/2007	Primary	Refinance Cash-out - Other	B	B	B	B	B	File does not contain either Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - The Right of Rescission is missing.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - New York Late Charge Percent Testing
State Compliance - 10 day grace period less than 15 day minimum per state (NY).
Federal Compliance - Property Type Not Provided
																																				Federal Compliance - Disbursement Date Missing						-
4418900	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NY	7/XX/2008	6/XX/2008	UTD	UTD UTD	B	B	B	B	B	File does not contain either Preliminary or Final Title	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
[B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Unable to verify due to missing information
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - 5% late charge exceeds 2% maximum per state NY.
State Compliance - 10 day grace period is less than 15 day minimum per state NY.
Federal Compliance - Property Type Not Provided
																																				Federal Compliance - Disbursement Date Missing						-
4422626	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	4/XX/2005	3/XX/2005	UTD	UTD UTD	B	B	B	B	B	File does not contain Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2004.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Notice of Right to Cancel Missing
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - RTC not provided
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4418911	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	1/XX/2006	12/XX/2005	Primary	Refinance Cash-out - Other	D	D	D	D	D	File does not contain either Preliminary or Final Title.	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RTC missing/not provided.
Federal Compliance - Property Type Not Provided
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided	GENERAL COMMENT (2019-01-11): HELOC Agreement does not include Costs and Fees at Account opening. Condition remains.			Yes	Out	TR Indeterminable
4418915	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	3/XX/2007	2/XX/2007	Primary	Refinance UTD	D	D	D	D	D	File does not contain either Preliminary or Final Title.	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RTC missing/not provided
Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
																																				Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided				Yes	Out	TR Indeterminable
4418916	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	GA	8/XX/2007	7/XX/2007	Primary	Refinance UTD	B	B	B	B	B	File does not contain either Preliminary or Final title	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 02/XX/2007.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - Req'd comment Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Property Type Not Provided Federal Compliance - Payoff Statement Missing Federal Compliance - Disbursement Date Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4418940	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	TN	4/XX/2007	3/XX/2007	Primary	UTD UTD	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2006.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RTC not provided Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing						-
4418941	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	PA	12/XX/2005	11/XX/2005	UTD	UTD UTD	D	D	D	D	D	D	D	D	D	RD	[D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests.
[B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2005. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	State Compliance - No limits
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - Right of Rescission was not located in the file.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Missing Initial Loan Application No Fees
Federal Compliance - Disbursement Date Missing
Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not Provided	GENERAL COMMENT (2019-01-11): HELOC Agreement provided - Not Cleared. HELOC Agreement does not include Costs and Fees at Account opening.
																																					GENERAL COMMENT (2019-01-11): HELOC Agreement provided - Not Cleared. HELOC Agreement does not include Costs and Fees at Account opening.			UTD	Out	Indeterminable
4418993	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	1/XX/2007	12/XX/2006	Primary	Refinance Cash-out - Other	C	C	C	C	C	[C] Document Error - Missing Documentation: Complete non-subject financing information was not found in file.: Lien Position: 1	File does not contain either Preliminary or Final Title.	C	C	C	C	RC	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 07/XX/2006.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date
Federal Compliance - Missing Initial Loan Application Test
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Payoff Statement Missing
Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
																																				State Compliance - Note grace period of 10 days is less than minimum of 15 days per state of NJ.					In	Late Charge
4418997	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2007	2/XX/2007	Primary	Refinance UTD	C	C	C	C	C	File does not contain either Preliminary or Final Title	C	C	C	C	RC	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Payoff Statement Missing
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely
Federal Compliance - Missing document
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				State Compliance - 10 days grace period is less than the 15 day minimum for NJ.					In	Late Charge
4418999	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	3/XX/2007	2/XX/2007	Primary	UTD UTD	B	B	B	B	B	File does not contain either Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 09/XX/2006.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Federal FACTA Disclosure Timing Test
Federal Compliance - No RTC.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application
Federal Compliance - Property Type Not Provided
Federal Compliance - Payoff Statement Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4419007	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	NJ	12/XX/2007	11/XX/2007	UTD	UTD UTD	C	C	C	C	C	1003 missing Title is missing	C	C	C	C	RC	[C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2007.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely
Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Miscellaneous Compliance - Not enough info to determine
Federal Compliance - ROR is missing
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Payoff Statement Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
																																				State Compliance - New Jersey Home Loan (Late Charge)					In	Late Charge
4419015	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2001	6/XX/2001	Primary	UTD UTD	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2001.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - No RTC provided in file. Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing Federal Compliance - TILA HELOC - Important Terms Disclosure Missing Federal Compliance - TILA HELOC - HELOC Brochure Missing General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4419023	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	CT	4/XX/2004	3/XX/2004	UTD	UTD UTD	B	B	B	B	B	File does not contain either Preliminary or Final Title	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2003.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
Federal Compliance - RTC missing from file.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4419072	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MA	7/XX/2008	6/XX/2008	UTD	UTD UTD	C	C	C	C	C	File does not contain either the Preliminary or Final Title.	C	C	C	C	RC	[C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.
[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2008 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing: Note grace period less than minimum per state.
[B] State Compliance - Massachusetts Open End Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 01/XX/2008.
[B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
Federal Compliance - nothing to add. comment required
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File
Federal Compliance - Property Type Not Provided
Federal Compliance - Payoff Statement Missing
Federal Compliance - Disbursement Date Missing
State Compliance - 5% late charge exceeds the 3% maximum per state - MA.
State Compliance - 10 day grace period is less than the 15 day minimum per state - MA.
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
																																				State Compliance - Missing last transaction date					Out	State - NC
4419083	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	KS	5/XX/2007	4/XX/2007	UTD	Refinance Cash-out - Other	B	B	B	B	B	File does not contain either Preliminary or Final Title.	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 11/XX/2006.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Loan date 6/XX/2007.
Federal Compliance - Missing Initial Loan Application Test
Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
																																				Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely						-
4419085	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	MO	11/XX/2001	10/XX/2001	Primary	Refinance Cash-out - Other	B	B	B	B	B	No evidence of Preliminary or Final Title in the file.	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2001.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
																																			[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. Federal Compliance - rtc not provided Federal Compliance - Notice of Right to Cancel Missing Federal Compliance - Disbursement Date Missing						-
4419086	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	KS	2/XX/2005	1/XX/2005	Primary	Refinance UTD	B	B	B	B	B	File does not contain either Preliminary or Final Title	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 08/XX/2004.
[B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																			[B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date Federal Compliance - Missing Initial Loan Application Test Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi Federal Compliance - Disbursement Date Missing						-
4419103	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	OK	4/XX/2006	3/XX/2006	Primary	UTD UTD	B	B	B	B	B	File does not contain either Preliminary or Final Title	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 10/XX/2005.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - Unable to verify the the RTC signature date due to missing documents
Federal Compliance - Notice of Right to Cancel Missing
Federal Compliance - Property Type Not Provided
																																				Federal Compliance - Disbursement Date Missing						-
4419120	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	11/XX/2007	10/XX/2007	Primary	Refinance UTD	B	B	B	B	B	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing.
[B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
[B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 05/XX/2007.
[B] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[B] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Missing Initial Loan Application Test
Federal Compliance - Missing information to verify.
Federal Compliance - Notice of Right to Cancel Missing
State Compliance - Virginia Tangible Net Benefit Test
Federal Compliance - Property Type Not Provided
Federal Compliance - Disbursement Date Missing
Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
Federal Compliance - TILA HELOC - HELOC Brochure Missing
																																				General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.						-
4424916	XXXXXXXX XXXXXXXXX	$XXX,XXX.XX	VA	12/XX/2006	11/XX/2006	Investment	Refinance Cash-out - Other		B	B	B	B	B																	B	B	B	B	RB	[B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was 06/XX/2006.	Federal Compliance - Missing Initial Loan Application Test Federal Compliance - Disbursement Date Missing General Appraisal Requirements - no appraisal or other value source provided for this loan time frame						-